Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares Year	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares Year	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CAD ($) shares	Dec. 31, 2015 USD ($) shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	4,900,360		6,188,672		4,900,360	6,188,672	6,168,596	6,168,596
Total options outstanding, Weighted average exercise price	$ 8.50		$ 8.70				$ 8.93
Options exercisable, Number | shares	3,734,019		4,369,155		3,734,019	4,369,155	3,870,673	3,870,673
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			$ 5.85
Canadian Share Options [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			$ 5.22
Canadian Share Options [Member] | 4.46 - 7.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	2,153,234				2,153,234
Total options outstanding, Weighted average exercise price	$ 6.50
Total options outstanding, Weighted average remaining contractual life (years) | Year	4.74				4.74
Options exercisable, Number | shares	986,893				986,893
Options exercisable, Weighted average exercise price	$ 6.73
Canadian Share Options [Member] | 4.46 - 7.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	7.99
Canadian Share Options [Member] | 4.46 - 7.99 Range of Exercise Prices [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 4.46
Canadian Share Options [Member] | 8.00 - 9.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	830,017				830,017
Total options outstanding, Weighted average exercise price	$ 9.02
Total options outstanding, Weighted average remaining contractual life (years) | Year	2.11				2.11
Options exercisable, Number | shares	830,017				830,017
Options exercisable, Weighted average exercise price	$ 9.02
Canadian Share Options [Member] | 8.00 - 9.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	9.99
Canadian Share Options [Member] | 8.00 - 9.99 Range of Exercise Prices [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 8.00
Canadian Share Options [Member] | 10.00 - 14.50 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	1,917,109				1,917,109
Total options outstanding, Weighted average exercise price	$ 10.51
Total options outstanding, Weighted average remaining contractual life (years) | Year	1.45				1.45
Options exercisable, Number | shares	1,917,109				1,917,109
Options exercisable, Weighted average exercise price	$ 10.51
Canadian Share Options [Member] | 10.00 - 14.50 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	14.50
Canadian Share Options [Member] | 10.00 - 14.50 Range of Exercise Prices [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 10.00
Canadian Share Options [Member] | 4.46 - 14.50 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	4,900,360				4,900,360
Total options outstanding, Weighted average exercise price	$ 8.50
Total options outstanding, Weighted average remaining contractual life (years) | Year	3.01				3.01
Options exercisable, Number | shares	3,734,019				3,734,019
Options exercisable, Weighted average exercise price	$ 9.18
Canadian Share Options [Member] | 4.46 - 14.50 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	14.50
Canadian Share Options [Member] | 4.46 - 14.50 Range of Exercise Prices [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 4.46
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	5,558,621		5,337,070		5,558,621	5,337,070	4,582,237	4,582,237
Total options outstanding, Weighted average exercise price					$ 6.16	$ 6.69		$ 8.30
Options exercisable, Number | shares	2,891,808		2,626,326		2,891,808	2,626,326	2,468,185	2,468,185
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices				$ 4.95
U.S. Share Options [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices				$ 4.95
U.S. Share Options [Member] | 3.21 - 4.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	1,731,100				1,731,100
Total options outstanding, Weighted average exercise price					$ 3.23
Total options outstanding, Weighted average remaining contractual life (years) | Year	5.16				5.16
Options exercisable, Number | shares	572,460				572,460
Options exercisable, Weighted average exercise price					$ 3.23
U.S. Share Options [Member] | 3.21 - 4.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 4.99
U.S. Share Options [Member] | 3.21 - 4.99 Range of Exercise Prices [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		3.21
U.S. Share Options [Member] | 5.00 - 7.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	2,127,900				2,127,900
Total options outstanding, Weighted average exercise price					$ 5.64
Total options outstanding, Weighted average remaining contractual life (years) | Year	5.26				5.26
Options exercisable, Number | shares	619,727				619,727
Options exercisable, Weighted average exercise price					$ 5.76
U.S. Share Options [Member] | 5.00 - 7.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		7.99
U.S. Share Options [Member] | 5.00 - 7.99 Range of Exercise Prices [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		5.00
U.S. Share Options [Member] | 8.00 - 15.21 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	1,699,621				1,699,621
Total options outstanding, Weighted average exercise price					$ 9.79
Total options outstanding, Weighted average remaining contractual life (years) | Year	1.82				1.82
Options exercisable, Number | shares	1,699,621				1,699,621
Options exercisable, Weighted average exercise price					$ 9.79
U.S. Share Options [Member] | 8.00 - 15.21 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		15.21
U.S. Share Options [Member] | 8.00 - 15.21 Range of Exercise Prices [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		8.00
U.S. Share Options [Member] | 3.21 - 15.21 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	5,558,621				5,558,621
Total options outstanding, Weighted average exercise price					$ 6.16
Total options outstanding, Weighted average remaining contractual life (years) | Year	4.18				4.18
Options exercisable, Number | shares	2,891,808				2,891,808
Options exercisable, Weighted average exercise price					$ 7.63
U.S. Share Options [Member] | 3.21 - 15.21 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		15.21
U.S. Share Options [Member] | 3.21 - 15.21 Range of Exercise Prices [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 3.21